Acquisitions - Total consideration (Details) - S&D Acquisition $ in Thousands	Feb. 28, 2020 USD ($)
Business Acquisition
Cash consideration	$ 397,878
Cash paid on behalf of sellers for sellers' transaction expenses	5,241
Post-close working capital adjustments	(1,500)
Total Consideration	$ 401,619